Pensions (Details) - Pension plan - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Pensions
Matching contribution made by company			3.50%
Contributions for the year	$ 244,287	$ 177,391	$ 690,248	$ 553,300